Shareholders' Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 03, 2018 USD ($)	Aug. 06, 2018 USD ($)	Mar. 29, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($) $ / shares shares	Aug. 06, 2018 ¥ / shares shares
Ordinary shares par value | ¥ / shares							¥ 0.001
Authorized number of ordinary shares | shares				2,000,000,000		2,000,000,000	2,000,000,000
Issued an aggregate ordinary shares | shares				90,472,014		80,000,000	80,000,000
Total consideration		$ 80
Equivalent to share capital				$ 90		$ 80
Stock issued during period, value, new issues | ¥					¥ 153,330
US$ [Member]
Ordinary shares par value | $ / shares				$ 0.001		$ 0.001
US$ [Member] | Fanhua Inc. [Member]
Stock issued during period, value, new issues	$ 1,468,977
ADS [Member]
Ordinary shares par value | $ / shares			$ 6.0
Issued an aggregate ordinary shares | shares			4,292,276
ADS [Member] | US$ [Member]
Proceeds from issuance of common stock			$ 22,900